Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Numerator:
Allocation of net income (loss)	$ 1,041,159	$ (340,631)	$ (121,953)	$ 1,633,587
Denominator:
Basic and diluted weighted average common stock outstanding	28,750,000	28,750,000	1,822,183	28,750,000
Basic and diluted net income (loss) per common stock	$ 0.04	$ (0.01)	$ (0.07)	$ 0.06
Class B [Member]
Numerator:
Allocation of net income (loss)	$ 260,290	$ (85,158)	$ (422,271)	$ 408,397
Denominator:
Basic and diluted weighted average common stock outstanding	7,187,500	7,187,500	6,309,419	7,187,500
Basic and diluted net income (loss) per common stock	$ 0.04	$ (0.01)	$ (0.07)	$ 0.06